Summary of Significant Accounting Policies - Schedule of Changes in Fair Value of Level 3 Financial Assets and Liabilities (Detail)	12 Months Ended
Dec. 31, 2023 USD ($)
Forward Purchase Agreement [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Assets	$ 0
Initial recognition, Assets	15,968,581
Change in fair value, Assets	(10,268,130)
Balance, end of period, Assets	5,700,451
Derivative Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Liabilities	826,980
Initial recognition of liability	0
Change in fair value, Liabilities	(826,980)
Balance, end of period, Liabilities	0
Earnout Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year, Liabilities	0
Initial recognition of liability	13,482,292
Change in fair value, Liabilities	38,093
Balance, end of period, Liabilities	$ 13,520,385